Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Detailed Information About Significant Accounting Policies [Abstract]
Schedule of wholly owned subsidiaries included in these consolidated financial statements
Name of	Country of	Ownership	Ownership	Principal
Subsidiary	Incorporation	31-Mar-21	31-Mar-20	Activity
GP GreenPower Industries Inc.	Canada	100%	100%	Holding company
GreenPower Motor Company, Inc.	United States	100%	100%	Electric bus manufacturing and distribution
0939181 BC Ltd.	Canada	100%	100%	Electric bus sales and leasing
San Joaquin Valley Equipment Leasing, Inc.	United States	100%	100%	Electric bus leasing
0999314 BC Ltd.	Canada	100%	100%	Inactive
Electric Vehicle Logistics Inc.	United States	100%	N/A	Vehicle Transportation

Schedule of estimated useful life of property, plant and equipment
Leasehold improvements	Over term of lease, straight line method
Computers	3 years, straight line method
EV equipment	3 years, straight line method
Furniture	7 years, straight line method
Automobiles	5-10 years, straight line method
Leased asset	12 years, straight line method
Buses	12 years, straight line method

Schedule of impact on adoption of rights of use assets
Right of Use Assets, March 31, 2018	$—
Additions to Right of Use Assets during the year	787,326
Depreciation during the year	(87,752)
Right of Use Assets, March 31, 2019	$699,574